Taxes - Components of Loss From Continuing Operations Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss before income taxes
United States														$ (33,841)	$ (30,309)	$ (29,209)
Foreign														(18,915)	(58,193)	(11,981)
Income (Loss) from Continuing Operations Before Income Taxes	$ (3,062)	$ (22,999)	$ (8,428)	$ (10,922)	$ (10,407)	$ (50,970)	$ (3,676)	$ (19,853)	$ (14,003)	$ (21,329)	$ (33,856)	$ (29,757)	$ (37,532)	$ (52,756)	$ (88,502)	$ (41,190)